Research and Development Expenses (Details) - USD ($) $ in Thousands		3 Months Ended		6 Months Ended		12 Months Ended
		Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021
Research And Development [Line Items]
Research and development expense		$ 2,285	$ 1,783	$ 4,427	$ 2,910	$ 7,594
Research and Development expenses
Research And Development [Line Items]
Salaries, wages and related expenses	[1]	1,206	830	2,356	1,354	3,425
Share-based payment	[1]	193	200	218	463	911
Materials		295	342	689	514	1,875
Professional services		190	86	315	132	403
Maintenance, office and software fees		78	42	197	79	145
Depreciation and amortization		250	149	468	174	400
D&O insurance		32	66	112	119	332
Others		$ 41	$ 68	$ 72	$ 75	$ 103

[1]	Including expenses in respect of related parties - see Note 14.